Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Outstanding	0	0
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	29,879,952	29,492,141
Common Stock, Shares, Outstanding	18,641,957	18,356,551
Treasury Stock, Shares	11,237,995	11,135,590